Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, at the dates indicated are summarized as follows:

	December 31,
	2022		2021
(Dollars in thousands)	Balance	% of Total Gross Loans	Balance	% of Total Gross Loans
Real Estate Loans:
Construction	$112,794	20.1%	$100,162	19.7%
Residential Mortgage	110,057	19.6%	84,966	16.8%
Commercial	252,154	44.9%	227,752	44.9%
Other Commercial and Agricultural Loans	30,648	5.5%	44,689	8.8%
Consumer Loans:
Home Equity Lines of Credit ("HELOC")	31,737	5.7%	28,612	5.6%
Other Consumer Loans	23,598	4.2%	21,450	4.2%
Total Loans Held For Investment, Gross	560,988	100.0%	507,631	100.0%
Less:
Allowance For Loan Losses	11,178		11,087
Deferred Loan Fees	806		1,085
	11,984		12,172
Loans Receivable Held For Investment, Net	$549,004		$495,459

Financing Receivable Credit Quality Indicators
The following tables summarize the loan grades used by the Bank to measure the credit quality of gross loans receivable, excluding those held for sale, by loan segment at the dates indicated.

	December 31, 2022
(Dollars in thousands)	Pass	Caution	Special Mention	Substandard	Total Loans
Construction Real Estate	$91,564	$18,838	$2,014	$378	$112,794
Residential Real Estate	84,028	22,373	888	2,768	110,057
Commercial Real Estate	196,063	47,821	3,271	4,999	252,154
Commercial and Agricultural	25,384	4,593	371	300	30,648
Consumer HELOC	25,694	5,018	402	623	31,737
Other Consumer	16,515	6,725	179	179	23,598
Total	$439,248	$105,368	$7,125	$9,247	$560,988

	December 31, 2021
(Dollars in thousands)	Pass	Caution	Special Mention	Substandard	Total Loans
Construction Real Estate	$67,206	$25,867	$6,566	$523	$100,162
Residential Real Estate	65,651	14,507	2,062	2,746	84,966
Commercial Real Estate	185,118	34,263	5,670	2,701	227,752
Commercial and Agricultural	40,018	4,297	54	320	44,689
Consumer HELOC	23,417	3,988	624	583	28,612
Other Consumer	15,060	6,244	86	60	21,450
Total	$396,470	$89,166	$15,062	$6,933	$507,631

Past Due Financing Receivables
The following tables present an age analysis of past due balances by category at the dates indicated.

	December 31, 2022
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Construction Real Estate	$—	$—	$100	$100	$112,694	$112,794
Residential Real Estate	1,557	—	472	2,029	108,028	110,057
Commercial Real Estate	2,671	89	354	3,114	249,040	252,154
Commercial and Agricultural	6	2	55	63	30,585	30,648
Consumer HELOC	199	—	74	273	31,464	31,737
Other Consumer	272	79	17	368	23,230	23,598
Total	$4,705	$170	$1,072	$5,947	$555,041	$560,988

	December 31, 2021
(Dollars in thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Construction Real Estate	$4	$114	$—	$118	$100,044	$100,162
Residential Real Estate	297	544	206	1,047	83,919	84,966
Commercial Real Estate	195	—	373	568	227,184	227,752
Commercial and Agricultural	79	134	—	213	44,476	44,689
Consumer HELOC	52	—	44	96	28,516	28,612
Other Consumer	93	4	9	106	21,344	21,450
Total	$720	$796	$632	$2,148	$505,483	$507,631

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at the dates indicated.

	December 31, 2022		December 31, 2021		Increase (Decrease)
(Dollars in thousands)	Amount	Percent (1)	Amount	Percent (1)	$	%
Non-accrual Loans:
Construction Real Estate	$115	0.02%	$21	—%	$94	447.6%
Residential Real Estate	1,545	0.28	1,389	0.28	156	11.2
Commercial Real Estate	4,282	0.76	1,057	0.21	3,225	305.1
Commercial and Agricultural	113	0.02	64	0.01	49	76.6
Consumer HELOC	189	0.03	142	0.03	47	33.1
Other Consumer	29	0.01	9	—	20	222.2
Total Non-accrual Loans	$6,273	1.12%	$2,682	0.53%	$3,591	133.9%
(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The tables below show the allowance for loan losses by loan category for the years indicated.

	For the Year Ended December 31, 2022
	Real Estate				Consumer
(Dollars in thousands)	Construction	Residential	Commercial	Commercial and Agricultural	HELOC	Other	Total
Beginning Balance	$2,401	$1,663	$4,832	$1,242	$518	$431	$11,087
(Provision for) Reversal of loan losses	(113)	415	(160)	(305)	30	133	—
Charge-Offs	—	—	—	(105)	—	(162)	(267)
Recoveries	35	46	133	43	51	50	358
Ending Balance	$2,323	$2,124	$4,805	$875	$599	$452	$11,178

	For the Year Ended December 31, 2021
	Real Estate				Consumer
(Dollars in thousands)	Construction	Residential	Commercial	Commercial and Agricultural	HELOC	Other	Total
Beginning Balance	$2,487	$2,264	$5,754	$1,113	$657	$568	$12,843
(Provision for) Reversal of loan losses	(274)	(666)	(1,342)	133	(154)	(101)	(2,404)
Charge-Offs	(20)	—	—	(7)	—	(110)	(137)
Recoveries	208	65	420	3	15	74	785
Ending Balance	$2,401	$1,663	$4,832	$1,242	$518	$431	$11,087

Allowance for Credit Losses on Financing Receivables
The following tables summarize the impaired loans evaluated individually and collectively for impairment within the allowance for loan losses and loans receivable balances at the dates indicated.

	December 31, 2022
	Allowance For Loan Losses			Loans Receivable
(Dollars in thousands)	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Construction Real Estate	$—	$2,323	$2,323	$115	$112,679	$112,794
Residential Real Estate	—	2,124	2,124	1,089	108,968	110,057
Commercial Real Estate	—	4,805	4,805	4,282	247,872	252,154
Commercial and Agricultural	—	875	875	31	30,617	30,648
Consumer HELOC	—	599	599	49	31,688	31,737
Other Consumer	—	452	452	—	23,598	23,598
Total	$—	$11,178	$11,178	$5,566	$555,422	$560,988

	December 31, 2021
	Allowance For Loan Losses			Loans Receivable
(Dollars in thousands)	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Construction Real Estate	$—	$2,401	$2,401	$19	$100,143	$100,162
Residential Real Estate	—	1,663	1,663	1,128	83,838	84,966
Commercial Real Estate	—	4,832	4,832	1,047	226,705	227,752
Commercial and Agricultural	—	1,242	1,242	31	44,658	44,689
Consumer HELOC	—	518	518	97	28,515	28,612
Other Consumer	—	431	431	—	21,450	21,450
Total	$—	$11,087	$11,087	$2,322	$505,309	$507,631

Impaired Financing Receivables
The following tables present information related to impaired loans by loan category as of and for the years indicated.

	December 31, 2022
Impaired Loans (Dollars in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Construction Real Estate	$115	$115	$—	$117	$—
Residential Real Estate	1,089	1,626	—	1,133	—
Commercial Real Estate	4,282	4,282	—	4,382	—
Commercial and Agricultural	31	926	—	31	—
Consumer HELOC	49	49	—	52	—
Other Consumer	—	—	—	—	—
Total	$5,566	$6,998	$—	$5,715	$—

	December 31, 2021
Impaired Loans (Dollars in thousands)	Recorded Investment		Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Construction Real Estate	$19		$19	$—	$22	$2
Residential Real Estate	1,128		1,647	—	1,179	4
Commercial Real Estate	1,047		1,047	—	1,078	—
Commercial and Agricultural	31		926	—	46	16
Consumer HELOC	97		97	—	101	—
Other Consumer	—	—	—	—	—	—
Total	$2,322		$3,736	$—	$2,426	$22

Troubled Debt Restructurings on Financing Receivables
In the course of resolving delinquent loans, the Bank may choose to restructure the contractual terms of certain loans. A troubled debt restructuring ("TDR") is a restructuring in which the Bank, for economic or legal reasons related to a borrower’s financial difficulties, grants a concession to a borrower that it would not otherwise consider (ASC Topic 310-40).  The concessions granted on TDRs generally include terms to reduce the interest rate, extend the term of the debt obligation, or modify the payment structure on the debt obligation. The Bank grants such concessions to reassess the borrower’s financial status and develop a plan for repayment.
At the date of modification, TDRs are initially classified as nonaccrual TDRs. They are returned to accruing status when there is economic substance to the restructuring, there is documented credit evaluation of the borrower's financial condition, the remaining balance is reasonably assured of repayment in accordance with its modified terms, and the borrower has demonstrated sustained repayment performance in accordance with the modified terms for a reasonable period of time (generally a minimum of six months).
The Bank had two TDRs with a total balance of $385,000 included in impaired loans at December 31, 2022 compared to three TDRs totaling $694,000 at December 31, 2021. There were no loans restructured as TDRs during 2022 compared to one commercial real estate loan restructured as a TDR during 2021 with a balance of $412,000 at the time of restructure and immediately thereafter. At December 31, 2022 and 2021, there were no TDRs in default. The Bank considers any loan 30 days or more past due to be in default. At December 31, 2022 and 2021, the Bank had no commitments to extend additional credit to borrowers whose loan terms have been modified in a TDR. All TDRs are also classified as impaired loans and are included in the loans individually evaluated for impairment.
Our policy with respect to accrual of interest on loans restructured as a TDR follows relevant supervisory guidance.  That is, if a borrower has demonstrated performance under the previous loan terms and shows capacity to perform under the restructured loan terms, continued accrual of interest at the restructured interest rate is probable.  If a borrower was materially delinquent on payments prior to the restructuring but shows capacity to meet the restructured loan terms, the loan will likely continue as nonaccrual going forward.  Lastly, if the borrower does not perform under the restructured terms, the loan is placed on nonaccrual status.
The Bank will continue to closely monitor these loans and will cease accruing interest on them if management believes that the borrowers may not continue performing based on the restructured note terms.  If, after previously being classified as a TDR, a loan is restructured a second time, then that loan is automatically placed on nonaccrual status.  The Bank's policy with respect to nonperforming loans requires the borrower to become current and then make a minimum of six consecutive payments in accordance with the loan terms before that loan can be placed back on accrual status.  Further, the borrower must show capacity to continue performing into the future prior to restoration of accrual status.